Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Assets, liabilities and equity of consolidated VIEs
	December 31, 2013	December 31, 2014
	RMB (millions)	RMB (millions)
Cash and cash equivalents	263.7	235.4
Short-term investments	24.1	18.2
Accounts receivable and intercompany receivables	2,357.2	2,991.9
Deferred licensing fees and related costs	10.8	1.4
Prepayments and other current assets	75.1	100.0
Deferred tax assets	71.8	59.3
Investments in affiliated companies	18.8	8.6
Property and equipment, net	15.9	9.2
Intangible assets	131.5	221.4
Goodwill	83.1	83.1
Other long-term assets	117.3	36.6
Total assets of the consolidated VIEs	3,169.3	3,765.1

Accounts payable and intercompany payables	941.0	1,532.8
Deferred revenue	340.7	257.1
Taxes payable	26.9	28.7
Other payables and accruals	257.3	170.7
Deferred tax liabilities	14.3	8.9
Total liabilities of the consolidated VIEs	1,580.2	1,998.2

Total equity of the consolidated VIEs	1,589.1	1,766.9

Net revenues, cost of revenues and net income of consolidated VIEs
	For the years ended December 31,
	2012	2013	2014
	RMB in million	RMB in million	RMB in million
Net revenues of the consolidated VIEs	4,335.6	3,548.2	2,942.7
Costs of revenue of the consolidated VIEs*	3,464.2	2,911.3	2,290.6
Net income of the consolidated VIEs	287.0	291.8	113.5

*Note: cost of revenues of the consolidated VIEs exceed consolidated amounts due to the inclusion of service fees paid to the Group’s PRC subsidiaries for the provision of services, software and technology licenses, and equipment to the VIEs (pursuant to the Exclusive Consulting and Service Agreements), which are eliminated in consolidation.

Property and equipment, estimated useful lives
Computer equipment	5 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years

Intangible assets, estimated useful lives
Software technologies	0.5 to 6 years
Game engines	3 to 10 years
Non-compete agreements	2.5 to 5 years
Customer databases	2 to 5.5 years
Trademarks	5 or 20 years

Fair value, assets and liabilities measured on recurring basis
	December 31, 2013	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	—	—	—	—
Derivative (liability) / asset - foreign currency forward contracts	(2,426)	—	(2,426)	—
(included in “Other payables and accruals ” in balance sheet) (Note 15, 23)

	December 31, 2014	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	—	—	—	—
Derivative (liability) / asset - foreign currency forward contracts	—	—	—	—